Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Index 500 Portfolio
March 31, 2022
VIPIDX-NPRT1-0522
1.799879.118
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	2,267,698	53,585,704
Lumen Technologies, Inc. (a)	293,188	3,304,229
Verizon Communications, Inc.	1,333,245	67,915,500
		124,805,433
Entertainment - 1.4%
Activision Blizzard, Inc.	247,421	19,820,896
Electronic Arts, Inc.	89,309	11,298,482
Live Nation Entertainment, Inc. (b)	42,846	5,040,403
Netflix, Inc. (b)	140,995	52,815,317
Take-Two Interactive Software, Inc. (b)	36,794	5,656,710
The Walt Disney Co. (b)	578,194	79,305,089
		173,936,897
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A (b)	95,505	265,632,832
Class C (b)	88,233	246,433,887
Match Group, Inc. (b)	89,888	9,774,421
Meta Platforms, Inc. Class A (b)	733,359	163,069,707
Twitter, Inc. (b)	253,887	9,822,888
		694,733,735
Media - 1.0%
Charter Communications, Inc. Class A (b)	37,845	20,645,204
Comcast Corp. Class A	1,436,562	67,259,833
Discovery Communications, Inc.:
Class A (b)	54,429	1,356,371
Class C (non-vtg.) (b)	95,832	2,392,925
DISH Network Corp. Class A (b)	80,029	2,532,918
Fox Corp.:
Class A	100,516	3,965,356
Class B	46,062	1,671,129
Interpublic Group of Companies, Inc.	124,766	4,422,955
News Corp.:
Class A	124,922	2,767,022
Class B	38,477	866,502
Omnicom Group, Inc.	66,360	5,632,637
ViacomCBS, Inc. Class B	193,051	7,299,258
		120,812,110
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	186,440	23,929,574
TOTAL COMMUNICATION SERVICES		1,138,217,749
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.1%
Aptiv PLC (b)	85,885	10,281,293
BorgWarner, Inc.	76,344	2,969,782
		13,251,075
Automobiles - 2.7%
Ford Motor Co.	1,249,140	21,122,957
General Motors Co. (b)	461,402	20,181,723
Tesla, Inc. (b)	265,875	286,506,900
		327,811,580
Distributors - 0.1%
Genuine Parts Co.	45,039	5,675,815
LKQ Corp.	85,288	3,872,928
Pool Corp.	12,694	5,367,658
		14,916,401
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (b)	13,039	30,621,440
Caesars Entertainment, Inc. (b)	67,840	5,248,102
Carnival Corp. (a)(b)	257,798	5,212,676
Chipotle Mexican Grill, Inc. (b)	8,934	14,133,856
Darden Restaurants, Inc.	40,727	5,414,655
Domino's Pizza, Inc.	11,550	4,700,966
Expedia, Inc. (b)	47,690	9,331,502
Hilton Worldwide Holdings, Inc. (b)	88,466	13,423,831
Las Vegas Sands Corp. (b)	109,168	4,243,360
Marriott International, Inc. Class A (b)	86,835	15,261,251
McDonald's Corp.	237,302	58,680,039
MGM Resorts International	120,093	5,036,700
Norwegian Cruise Line Holdings Ltd. (a)(b)	132,467	2,898,378
Penn National Gaming, Inc. (b)	52,988	2,247,751
Royal Caribbean Cruises Ltd. (a)(b)	71,145	5,960,528
Starbucks Corp.	365,281	33,229,613
Wynn Resorts Ltd. (b)	33,651	2,683,331
Yum! Brands, Inc.	91,741	10,874,061
		229,202,040
Household Durables - 0.3%
D.R. Horton, Inc.	102,621	7,646,291
Garmin Ltd.	48,096	5,704,667
Lennar Corp. Class A	82,983	6,735,730
Mohawk Industries, Inc. (b)	17,584	2,183,933
Newell Brands, Inc.	121,191	2,594,699
NVR, Inc. (b)	1,038	4,637,026
PulteGroup, Inc.	78,667	3,296,147
Whirlpool Corp. (a)	18,677	3,227,012
		36,025,505
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (b)	138,985	453,084,151
eBay, Inc.	198,870	11,387,296
Etsy, Inc. (b)	40,091	4,982,509
		469,453,956
Leisure Products - 0.0%
Hasbro, Inc.	41,236	3,378,053
Multiline Retail - 0.5%
Dollar General Corp.	73,604	16,386,459
Dollar Tree, Inc. (b)	71,449	11,442,557
Target Corp.	152,187	32,297,125
		60,126,141
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	19,760	4,089,530
AutoZone, Inc. (b)	6,555	13,402,222
Bath & Body Works, Inc.	81,475	3,894,505
Best Buy Co., Inc.	68,761	6,250,375
CarMax, Inc. (b)	51,342	4,953,476
Lowe's Companies, Inc.	214,007	43,270,075
O'Reilly Automotive, Inc. (b)	21,404	14,660,884
Ross Stores, Inc.	112,223	10,151,693
The Home Depot, Inc.	331,666	99,277,584
TJX Companies, Inc.	378,898	22,953,641
Tractor Supply Co.	36,154	8,437,259
Ulta Beauty, Inc. (b)	17,208	6,852,570
		238,193,814
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	405,360	54,545,242
PVH Corp.	22,217	1,702,044
Ralph Lauren Corp.	14,908	1,691,164
Tapestry, Inc.	83,887	3,116,402
Under Armour, Inc.:
Class A (sub. vtg.) (b)	57,470	978,139
Class C (non-vtg.) (b)	69,685	1,084,299
VF Corp.	102,461	5,825,932
		68,943,222
TOTAL CONSUMER DISCRETIONARY		1,461,301,787
CONSUMER STAPLES - 6.0%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.)	57,995	3,886,825
Constellation Brands, Inc. Class A (sub. vtg.)	52,177	12,017,407
Molson Coors Beverage Co. Class B	59,890	3,196,928
Monster Beverage Corp. (b)	119,299	9,531,990
PepsiCo, Inc.	439,391	73,545,266
The Coca-Cola Co.	1,234,685	76,550,470
		178,728,886
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	140,840	81,102,714
Kroger Co.	212,440	12,187,683
Sysco Corp.	161,152	13,158,061
Walgreens Boots Alliance, Inc.	227,460	10,183,384
Walmart, Inc.	449,310	66,911,245
		183,543,087
Food Products - 0.9%
Archer Daniels Midland Co.	177,723	16,041,278
Campbell Soup Co.	64,468	2,873,339
Conagra Brands, Inc.	151,913	5,099,719
General Mills, Inc.	191,567	12,972,917
Hormel Foods Corp. (a)	89,449	4,610,201
Kellogg Co.	80,873	5,215,500
Lamb Weston Holdings, Inc.	46,526	2,787,373
McCormick & Co., Inc. (non-vtg.)	79,311	7,915,238
Mondelez International, Inc.	440,993	27,685,541
The Hershey Co.	46,194	10,007,006
The J.M. Smucker Co.	34,372	4,654,313
The Kraft Heinz Co.	225,377	8,877,600
Tyson Foods, Inc. Class A	92,941	8,330,302
		117,070,327
Household Products - 1.3%
Church & Dwight Co., Inc.	77,034	7,655,639
Colgate-Palmolive Co.	267,585	20,290,971
Kimberly-Clark Corp.	106,862	13,161,124
Procter & Gamble Co.	761,286	116,324,501
The Clorox Co.	39,246	5,456,371
		162,888,606
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	73,813	20,100,756
Tobacco - 0.6%
Altria Group, Inc.	579,004	30,252,959
Philip Morris International, Inc.	492,213	46,238,489
		76,491,448
TOTAL CONSUMER STAPLES		738,823,110
ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	287,606	10,471,734
Halliburton Co.	285,358	10,806,507
Schlumberger Ltd.	445,694	18,411,619
		39,689,860
Oil, Gas & Consumable Fuels - 3.5%
APA Corp.	115,186	4,760,637
Chevron Corp.	612,252	99,692,993
ConocoPhillips Co.	413,655	41,365,500
Coterra Energy, Inc.	258,576	6,973,795
Devon Energy Corp.	199,995	11,825,704
Diamondback Energy, Inc.	54,095	7,415,343
EOG Resources, Inc.	185,840	22,157,703
Exxon Mobil Corp.	1,344,619	111,052,083
Hess Corp.	87,557	9,372,101
Kinder Morgan, Inc.	619,314	11,711,228
Marathon Oil Corp.	246,336	6,185,497
Marathon Petroleum Corp.	183,890	15,722,595
Occidental Petroleum Corp.	281,801	15,989,389
ONEOK, Inc.	141,670	10,006,152
Phillips 66 Co.	148,566	12,834,617
Pioneer Natural Resources Co.	72,119	18,031,914
The Williams Companies, Inc.	385,932	12,893,988
Valero Energy Corp.	129,833	13,183,243
		431,174,482
TOTAL ENERGY		470,864,342
FINANCIALS - 11.0%
Banks - 3.8%
Bank of America Corp.	2,257,692	93,062,064
Citigroup, Inc.	630,182	33,651,719
Citizens Financial Group, Inc.	134,836	6,112,116
Comerica, Inc.	41,629	3,764,510
Fifth Third Bancorp	217,072	9,342,779
First Republic Bank	56,936	9,229,326
Huntington Bancshares, Inc.	457,776	6,692,685
JPMorgan Chase & Co.	938,604	127,950,497
KeyCorp	293,987	6,579,429
M&T Bank Corp.	40,911	6,934,415
Peoples United Financial, Inc.	136,761	2,733,852
PNC Financial Services Group, Inc.	133,387	24,603,232
Regions Financial Corp.	298,951	6,654,649
Signature Bank	19,921	5,846,614
SVB Financial Group (b)	18,659	10,438,778
Truist Financial Corp.	423,933	24,037,001
U.S. Bancorp	428,872	22,794,547
Wells Fargo & Co.	1,234,098	59,804,389
Zions Bancorp NA	47,986	3,145,962
		463,378,564
Capital Markets - 2.9%
Ameriprise Financial, Inc.	35,217	10,577,778
Bank of New York Mellon Corp.	234,854	11,655,804
BlackRock, Inc. Class A	45,282	34,603,146
Cboe Global Markets, Inc.	33,885	3,877,122
Charles Schwab Corp.	477,468	40,255,327
CME Group, Inc.	114,136	27,148,389
FactSet Research Systems, Inc.	12,050	5,231,508
Franklin Resources, Inc.	90,042	2,513,973
Goldman Sachs Group, Inc.	107,803	35,585,770
Intercontinental Exchange, Inc.	178,440	23,575,493
Invesco Ltd.	107,412	2,476,921
MarketAxess Holdings, Inc.	12,068	4,105,534
Moody's Corp.	51,362	17,330,052
Morgan Stanley	450,202	39,347,655
MSCI, Inc.	25,807	12,977,824
NASDAQ, Inc.	37,288	6,644,722
Northern Trust Corp.	66,031	7,689,310
Raymond James Financial, Inc.	59,419	6,530,742
S&P Global, Inc.	112,493	46,142,379
State Street Corp.	116,189	10,122,386
T. Rowe Price Group, Inc.	72,773	11,002,550
		359,394,385
Consumer Finance - 0.6%
American Express Co.	195,364	36,533,068
Capital One Financial Corp.	131,440	17,256,758
Discover Financial Services	91,467	10,078,749
Synchrony Financial	165,478	5,760,289
		69,628,864
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	581,662	205,274,336
Insurance - 2.0%
AFLAC, Inc.	190,482	12,265,136
Allstate Corp.	89,091	12,339,994
American International Group, Inc.	263,653	16,549,499
Aon PLC	68,228	22,217,084
Arthur J. Gallagher & Co.	66,221	11,562,187
Assurant, Inc.	18,113	3,293,487
Brown & Brown, Inc.	74,167	5,360,049
Chubb Ltd.	136,813	29,264,301
Cincinnati Financial Corp.	47,715	6,487,331
Everest Re Group Ltd.	12,470	3,758,209
Globe Life, Inc.	29,460	2,963,676
Hartford Financial Services Group, Inc.	106,677	7,660,475
Lincoln National Corp.	52,617	3,439,047
Loews Corp.	62,602	4,057,862
Marsh & McLennan Companies, Inc.	160,409	27,336,902
MetLife, Inc.	222,756	15,655,292
Principal Financial Group, Inc.	77,146	5,663,288
Progressive Corp.	185,601	21,156,658
Prudential Financial, Inc.	119,974	14,177,328
The Travelers Companies, Inc.	76,586	13,994,560
W.R. Berkley Corp.	66,456	4,425,305
Willis Towers Watson PLC	38,761	9,156,123
		252,783,793
TOTAL FINANCIALS		1,350,459,942
HEALTH CARE - 13.5%
Biotechnology - 1.9%
AbbVie, Inc.	561,505	91,025,576
Amgen, Inc.	178,899	43,261,356
Biogen, Inc. (b)	46,646	9,823,648
Gilead Sciences, Inc.	398,398	23,684,761
Incyte Corp. (b)	59,485	4,724,299
Moderna, Inc. (b)	112,029	19,298,116
Regeneron Pharmaceuticals, Inc. (b)	33,894	23,672,247
Vertex Pharmaceuticals, Inc. (b)	80,858	21,101,512
		236,591,515
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	561,613	66,472,515
Abiomed, Inc. (b)	14,432	4,780,456
Align Technology, Inc. (b)	23,289	10,154,004
Baxter International, Inc.	158,986	12,327,774
Becton, Dickinson & Co.	90,433	24,055,178
Boston Scientific Corp. (b)	452,551	20,043,484
Dentsply Sirona, Inc.	69,513	3,421,430
DexCom, Inc. (b)	30,781	15,747,560
Edwards Lifesciences Corp. (b)	198,292	23,342,934
Hologic, Inc. (b)	79,363	6,096,666
IDEXX Laboratories, Inc. (b)	26,930	14,732,326
Intuitive Surgical, Inc. (b)	113,622	34,277,485
Medtronic PLC	427,015	47,377,314
ResMed, Inc.	46,439	11,261,922
STERIS PLC	31,801	7,688,528
Stryker Corp.	106,634	28,508,600
Teleflex, Inc.	14,825	5,260,355
The Cooper Companies, Inc.	15,711	6,560,756
Zimmer Biomet Holdings, Inc.	66,362	8,487,700
		350,596,987
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	47,695	7,378,893
Anthem, Inc.	77,077	37,861,764
Cardinal Health, Inc.	88,178	4,999,693
Centene Corp. (b)	185,273	15,598,134
Cigna Corp.	102,542	24,570,089
CVS Health Corp.	416,812	42,185,543
DaVita HealthCare Partners, Inc. (b)	19,636	2,221,028
HCA Holdings, Inc.	76,051	19,059,902
Henry Schein, Inc. (b)	43,988	3,835,314
Humana, Inc.	40,814	17,761,028
Laboratory Corp. of America Holdings	29,622	7,810,137
McKesson Corp.	47,570	14,562,604
Molina Healthcare, Inc. (b)	18,602	6,205,441
Quest Diagnostics, Inc.	37,850	5,180,151
UnitedHealth Group, Inc.	299,128	152,546,306
Universal Health Services, Inc. Class B	23,277	3,374,001
		365,150,028
Health Care Technology - 0.1%
Cerner Corp.	93,437	8,741,966
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	95,362	12,619,253
Bio-Rad Laboratories, Inc. Class A (b)	6,858	3,862,631
Bio-Techne Corp.	12,528	5,425,125
Charles River Laboratories International, Inc. (b)	15,988	4,540,112
Danaher Corp.	202,095	59,280,526
Illumina, Inc. (b)	49,633	17,341,770
IQVIA Holdings, Inc. (b)	60,648	14,022,424
Mettler-Toledo International, Inc. (b)	7,299	10,022,914
PerkinElmer, Inc.	40,089	6,993,927
Thermo Fisher Scientific, Inc.	125,146	73,917,485
Waters Corp. (b)	19,459	6,039,879
West Pharmaceutical Services, Inc.	23,519	9,659,488
		223,725,534
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	692,253	50,555,237
Catalent, Inc. (b)	56,861	6,305,885
Eli Lilly & Co.	252,168	72,213,350
Johnson & Johnson	836,116	148,184,839
Merck & Co., Inc.	802,209	65,821,248
Organon & Co.	81,021	2,830,064
Pfizer, Inc.	1,782,583	92,284,322
Viatris, Inc.	383,762	4,175,331
Zoetis, Inc. Class A	150,262	28,337,911
		470,708,187
TOTAL HEALTH CARE		1,655,514,217
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.6%
General Dynamics Corp.	73,223	17,659,923
Howmet Aerospace, Inc.	120,553	4,332,675
Huntington Ingalls Industries, Inc.	12,746	2,542,062
L3Harris Technologies, Inc.	62,315	15,483,408
Lockheed Martin Corp.	76,980	33,978,972
Northrop Grumman Corp.	46,602	20,841,346
Raytheon Technologies Corp.	474,039	46,963,044
Textron, Inc.	69,679	5,182,724
The Boeing Co. (b)	174,054	33,331,341
TransDigm Group, Inc. (b)	16,735	10,903,522
		191,219,017
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (a)	41,230	4,440,883
Expeditors International of Washington, Inc.	53,579	5,527,210
FedEx Corp.	77,438	17,918,379
United Parcel Service, Inc. Class B	231,630	49,675,370
		77,561,842
Airlines - 0.2%
Alaska Air Group, Inc. (b)	40,279	2,336,585
American Airlines Group, Inc. (a)(b)	205,311	3,746,926
Delta Air Lines, Inc. (b)	203,328	8,045,689
Southwest Airlines Co. (b)	188,116	8,615,713
United Airlines Holdings, Inc. (b)	102,459	4,749,999
		27,494,912
Building Products - 0.4%
A.O. Smith Corp.	41,653	2,661,210
Allegion PLC	28,553	3,134,548
Carrier Global Corp.	271,610	12,458,751
Fortune Brands Home & Security, Inc.	43,119	3,202,879
Johnson Controls International PLC	223,073	14,626,897
Masco Corp.	76,638	3,908,538
Trane Technologies PLC	74,138	11,320,873
		51,313,696
Commercial Services & Supplies - 0.4%
Cintas Corp.	28,005	11,913,047
Copart, Inc. (b)	67,812	8,508,372
Republic Services, Inc.	66,367	8,793,628
Rollins, Inc.	71,344	2,500,607
Waste Management, Inc.	122,232	19,373,772
		51,089,426
Construction & Engineering - 0.1%
Quanta Services, Inc.	45,344	5,967,724
Electrical Equipment - 0.5%
AMETEK, Inc.	73,447	9,781,671
Eaton Corp. PLC	126,576	19,209,174
Emerson Electric Co.	188,632	18,495,368
Generac Holdings, Inc. (b)	20,115	5,979,385
Rockwell Automation, Inc.	36,894	10,331,427
		63,797,025
Industrial Conglomerates - 1.0%
3M Co.	181,347	26,998,941
General Electric Co.	349,126	31,945,029
Honeywell International, Inc.	217,812	42,381,859
Roper Technologies, Inc.	33,497	15,818,288
		117,144,117
Machinery - 1.5%
Caterpillar, Inc.	171,798	38,280,030
Cummins, Inc.	45,216	9,274,254
Deere & Co.	89,073	37,006,269
Dover Corp.	45,771	7,181,470
Fortive Corp.	113,997	6,945,837
IDEX Corp.	24,109	4,622,419
Illinois Tool Works, Inc.	90,725	18,997,815
Ingersoll Rand, Inc.	129,852	6,538,048
Nordson Corp.	17,148	3,893,968
Otis Worldwide Corp.	134,973	10,386,172
PACCAR, Inc.	110,274	9,711,831
Parker Hannifin Corp.	40,800	11,577,408
Pentair PLC	52,700	2,856,867
Snap-On, Inc.	16,845	3,461,311
Stanley Black & Decker, Inc. (a)	51,813	7,242,939
Westinghouse Air Brake Tech Co.	59,069	5,680,666
Xylem, Inc.	57,246	4,880,794
		188,538,098
Professional Services - 0.3%
Equifax, Inc.	38,739	9,185,017
Jacobs Engineering Group, Inc.	41,168	5,673,362
Leidos Holdings, Inc.	44,547	4,811,967
Nielsen Holdings PLC	114,230	3,111,625
Robert Half International, Inc.	34,868	3,981,228
Verisk Analytics, Inc.	51,173	10,983,261
		37,746,460
Road & Rail - 1.0%
CSX Corp.	704,449	26,381,615
J.B. Hunt Transport Services, Inc.	26,622	5,345,431
Norfolk Southern Corp.	76,152	21,720,073
Old Dominion Freight Lines, Inc.	29,593	8,838,837
Union Pacific Corp.	202,291	55,267,924
		117,553,880
Trading Companies & Distributors - 0.2%
Fastenal Co.	182,790	10,857,726
United Rentals, Inc. (b)	23,001	8,170,185
W.W. Grainger, Inc.	13,754	7,094,176
		26,122,087
TOTAL INDUSTRIALS		955,548,284
INFORMATION TECHNOLOGY - 27.7%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	71,250	9,902,325
Cisco Systems, Inc.	1,339,541	74,692,806
F5, Inc. (b)	19,177	4,007,034
Juniper Networks, Inc.	103,259	3,837,104
Motorola Solutions, Inc.	53,645	12,992,819
		105,432,088
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	190,093	14,323,508
CDW Corp.	43,127	7,714,989
Corning, Inc.	237,160	8,753,576
IPG Photonics Corp. (b)	11,545	1,267,179
Keysight Technologies, Inc. (b)	58,088	9,176,161
TE Connectivity Ltd.	103,347	13,536,390
Teledyne Technologies, Inc. (b)	14,850	7,018,556
Trimble, Inc. (b)	79,339	5,723,515
Zebra Technologies Corp. Class A (b)	16,882	6,984,083
		74,497,957
IT Services - 4.2%
Accenture PLC Class A	200,735	67,693,864
Akamai Technologies, Inc. (b)	51,401	6,136,765
Automatic Data Processing, Inc.	133,414	30,357,022
Broadridge Financial Solutions, Inc.	37,193	5,791,322
Cognizant Technology Solutions Corp. Class A	166,830	14,959,646
DXC Technology Co. (b)	77,783	2,538,059
EPAM Systems, Inc. (b)	17,963	5,328,005
Fidelity National Information Services, Inc.	193,381	19,419,320
Fiserv, Inc. (b)	188,714	19,135,600
FleetCor Technologies, Inc. (b)	25,687	6,397,604
Gartner, Inc. (b)	26,121	7,769,953
Global Payments, Inc.	90,423	12,373,483
IBM Corp.	284,819	37,032,166
Jack Henry & Associates, Inc.	23,230	4,577,472
MasterCard, Inc. Class A	274,110	97,961,432
Paychex, Inc.	101,987	13,918,166
PayPal Holdings, Inc. (b)	370,000	42,790,500
VeriSign, Inc. (b)	30,718	6,833,526
Visa, Inc. Class A (a)	526,722	116,811,138
		517,825,043
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. (b)	519,197	56,769,000
Analog Devices, Inc.	166,789	27,550,207
Applied Materials, Inc.	281,987	37,165,887
Broadcom, Inc.	131,120	82,563,642
Enphase Energy, Inc. (b)	42,537	8,583,116
Intel Corp.	1,293,158	64,088,910
KLA Corp.	47,851	17,516,337
Lam Research Corp.	44,295	23,813,435
Microchip Technology, Inc.	176,481	13,260,782
Micron Technology, Inc.	355,594	27,697,217
Monolithic Power Systems, Inc.	13,777	6,691,213
NVIDIA Corp.	793,993	216,648,930
NXP Semiconductors NV	84,418	15,624,083
Qorvo, Inc. (b)	34,557	4,288,524
Qualcomm, Inc.	357,915	54,696,570
Skyworks Solutions, Inc.	52,159	6,951,752
SolarEdge Technologies, Inc. (b)	16,743	5,397,441
Teradyne, Inc.	51,908	6,137,083
Texas Instruments, Inc.	293,281	53,811,198
		729,255,327
Software - 8.8%
Adobe, Inc. (b)	149,816	68,259,166
ANSYS, Inc. (b)	27,715	8,803,670
Autodesk, Inc. (b)	69,871	14,976,849
Cadence Design Systems, Inc. (b)	88,028	14,477,085
Ceridian HCM Holding, Inc. (b)	43,412	2,967,644
Citrix Systems, Inc.	39,591	3,994,732
Fortinet, Inc. (b)	43,104	14,730,361
Intuit, Inc.	89,939	43,246,269
Microsoft Corp.	2,381,025	734,093,818
NortonLifeLock, Inc.	184,302	4,887,689
Oracle Corp.	500,413	41,399,167
Paycom Software, Inc. (b)	15,245	5,280,563
PTC, Inc. (b)	33,516	3,610,344
Salesforce.com, Inc. (b)	312,851	66,424,524
ServiceNow, Inc. (b)	63,525	35,376,437
Synopsys, Inc. (b)	48,740	16,243,580
Tyler Technologies, Inc. (b)	12,956	5,763,995
		1,084,535,893
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	4,923,842	859,752,039
Hewlett Packard Enterprise Co.	411,926	6,883,283
HP, Inc.	343,569	12,471,555
NetApp, Inc.	70,740	5,871,420
Seagate Technology Holdings PLC	63,939	5,748,116
Western Digital Corp. (b)	99,841	4,957,106
		895,683,519
TOTAL INFORMATION TECHNOLOGY		3,407,229,827
MATERIALS - 2.6%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	70,409	17,595,913
Albemarle Corp. U.S.	37,149	8,215,501
Celanese Corp. Class A	34,207	4,887,154
CF Industries Holdings, Inc.	68,271	7,036,009
Corteva, Inc.	230,870	13,270,408
Dow, Inc.	233,626	14,886,649
DuPont de Nemours, Inc.	162,851	11,982,577
Eastman Chemical Co.	41,097	4,605,330
Ecolab, Inc.	79,175	13,979,138
FMC Corp.	40,241	5,294,508
International Flavors & Fragrances, Inc.	80,829	10,615,273
Linde PLC	162,793	52,000,968
LyondellBasell Industries NV Class A	83,491	8,584,545
PPG Industries, Inc.	75,382	9,880,319
Sherwin-Williams Co.	76,609	19,123,139
The Mosaic Co.	117,677	7,825,521
		209,782,952
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	19,823	7,629,674
Vulcan Materials Co.	42,165	7,745,711
		15,375,385
Containers & Packaging - 0.3%
Amcor PLC	479,250	5,429,903
Avery Dennison Corp.	26,273	4,570,714
Ball Corp.	102,832	9,254,880
International Paper Co.	123,495	5,699,294
Packaging Corp. of America	30,116	4,701,409
Sealed Air Corp.	47,148	3,157,030
WestRock Co.	83,750	3,938,763
		36,751,993
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	466,264	23,191,971
Newmont Corp.	253,238	20,119,759
Nucor Corp.	86,387	12,841,428
		56,153,158
TOTAL MATERIALS		318,063,488
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	46,218	9,301,373
American Tower Corp.	144,643	36,337,214
AvalonBay Communities, Inc.	44,379	11,022,412
Boston Properties, Inc.	44,970	5,792,136
Crown Castle International Corp.	137,260	25,338,196
Digital Realty Trust, Inc.	90,107	12,777,173
Duke Realty Corp.	121,268	7,040,820
Equinix, Inc.	28,596	21,207,366
Equity Residential (SBI)	108,483	9,754,791
Essex Property Trust, Inc.	20,729	7,161,455
Extra Space Storage, Inc.	42,518	8,741,701
Federal Realty Investment Trust (SBI)	22,344	2,727,532
Healthpeak Properties, Inc.	171,989	5,904,382
Host Hotels & Resorts, Inc.	226,276	4,396,543
Iron Mountain, Inc.	91,774	5,085,197
Kimco Realty Corp.	195,659	4,832,777
Mid-America Apartment Communities, Inc.	36,627	7,671,525
Prologis (REIT), Inc.	235,042	37,954,582
Public Storage	48,454	18,910,627
Realty Income Corp.	179,663	12,450,646
Regency Centers Corp.	49,030	3,497,800
SBA Communications Corp. Class A	34,550	11,888,655
Simon Property Group, Inc.	104,361	13,729,733
UDR, Inc.	95,030	5,451,871
Ventas, Inc.	126,781	7,829,995
Vornado Realty Trust	50,559	2,291,334
Welltower, Inc.	138,210	13,287,509
Weyerhaeuser Co.	237,512	9,001,705
		321,387,050
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	106,228	9,721,987
TOTAL REAL ESTATE		331,109,037
UTILITIES - 2.7%
Electric Utilities - 1.7%
Alliant Energy Corp.	79,426	4,962,536
American Electric Power Co., Inc.	159,960	15,959,209
Constellation Energy Corp.	103,350	5,813,438
Duke Energy Corp.	244,313	27,279,990
Edison International	120,703	8,461,280
Entergy Corp.	63,856	7,455,188
Evergy, Inc.	72,809	4,975,767
Eversource Energy	109,144	9,625,409
Exelon Corp.	311,057	14,815,645
FirstEnergy Corp.	181,116	8,305,980
NextEra Energy, Inc.	623,193	52,790,679
NRG Energy, Inc.	77,884	2,987,630
Pinnacle West Capital Corp.	35,976	2,809,726
PPL Corp.	239,225	6,832,266
Southern Co.	336,597	24,406,648
Xcel Energy, Inc.	171,043	12,344,173
		209,825,564
Gas Utilities - 0.0%
Atmos Energy Corp.	43,144	5,155,277
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	211,297	5,436,672
Multi-Utilities - 0.8%
Ameren Corp.	81,876	7,676,694
CenterPoint Energy, Inc.	198,967	6,096,349
CMS Energy Corp.	91,755	6,417,345
Consolidated Edison, Inc.	112,343	10,636,635
Dominion Energy, Inc.	257,328	21,865,160
DTE Energy Co.	61,593	8,143,211
NiSource, Inc.	124,833	3,969,689
Public Service Enterprise Group, Inc.	160,665	11,246,550
Sempra Energy	101,448	17,055,438
WEC Energy Group, Inc.	100,175	9,998,467
		103,105,538
Water Utilities - 0.1%
American Water Works Co., Inc.	57,640	9,541,149
TOTAL UTILITIES		333,064,200
TOTAL COMMON STOCKS (Cost $3,701,528,039)		12,160,195,983

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $4,952,521)	5,000,000	4,943,583

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (e)	167,777,630	167,811,186
Fidelity Securities Lending Cash Central Fund 0.31% (e)(f)	149,156,125	149,171,041
TOTAL MONEY MARKET FUNDS (Cost $316,979,910)		316,982,227

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $4,023,460,470)	12,482,121,793
NET OTHER ASSETS (LIABILITIES) - (1.7)% (g)	(203,872,767)
NET ASSETS - 100.0%	12,278,249,026

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	466	Jun 2022	105,566,475	4,998,760	4,998,760

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,943,583.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $3,420,945 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	74,661,998	538,202,925	445,053,737	24,999	-	-	167,811,186	0.3%
Fidelity Securities Lending Cash Central Fund 0.31%	138,620,491	88,599,865	78,049,315	29,195	-	-	149,171,041	0.3%
Total	213,282,489	626,802,790	523,103,052	54,194	-	-	316,982,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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